SCHEDULE OF OPTION PRICING MODEL (Details)						1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2022 $ / shares	Nov. 02, 2021 $ / shares	Oct. 31, 2021 $ / shares $ / shares	Jun. 15, 2021 $ / shares	Jul. 27, 2020 $ / shares	Oct. 31, 2021 $ / shares $ / shares	Jan. 31, 2022 $ / shares	Oct. 31, 2021 $ / shares $ / shares	Oct. 31, 2020
Short-Term Debt [Line Items]
Risk free rate of interest	1.51%	1.07%	1.08%	0.31%	0.26%		1.34%
Expected life in years	5 months 12 days	8 months 12 days		1 year 6 months	8 months 26 days	1 year 1 month 9 days	5 years		5 years
Conversion exercise price | (per share)	$ 0.12	$ 0.12	$ 0.10	$ 0.10	$ 0.15	$ 0.10	$ 0.12	$ 0.10
Underlying share price of the Company | (per share)	$ 0.44	$ 0.75	$ 0.59	$ 0.19	$ 0.13	$ 0.59	$ 0.44	$ 0.59
Expected volatility	109.11%	124.34%	107.62%	87.17%	82.54%		136.08%
Expected dividend rate
Conversion exercise price | (per share)	$ 0.12	$ 0.12		$ 0.10	$ 0.15		$ 0.12
Underlying share price of the Company | (per share)	$ 0.44	$ 0.75		$ 0.19	$ 0.13		$ 0.44
October 31, 2021 [Member]
Short-Term Debt [Line Items]
Risk free rate of interest								1.08%
Expected life in years								1 year 1 month 9 days
Conversion exercise price			$ 0.10			$ 0.10		$ 0.10
Underlying share price of the Company
Expected volatility								107.62%
Expected dividend rate
Conversion exercise price
Underlying share price of the Company			$ 0.73			$ 0.73		$ 0.73
June 15, 2021 [Member]
Short-Term Debt [Line Items]
Risk free rate of interest								0.31%
Expected life in years								1 year 6 months
Conversion exercise price			$ 0.10			$ 0.10		$ 0.10
Underlying share price of the Company
Expected volatility								87.17%
Expected dividend rate
Conversion exercise price
Underlying share price of the Company			$ 0.23			$ 0.23		$ 0.23
July 27, 2021 [Member]
Short-Term Debt [Line Items]
Risk free rate of interest								0.26%
Expected life in years								8 months 26 days
Conversion exercise price
Underlying share price of the Company
Expected volatility								82.54%
Expected dividend rate
Conversion exercise price			0.15			0.15		$ 0.15
Underlying share price of the Company			$ 0.13			$ 0.13		$ 0.13